Right of use assets and related lease liabilities - Right of use asset activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	$ 764,025
Accumulated depreciation and impairment
Charge for the period	(38,827)	$ (42,786)	$ (51,550)
Ending balance	$ 689,826	$ 764,025
Handymax
Accumulated depreciation and impairment
ROU assets, number of ships | vessel	4	4
Gross carrying amount
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	$ 859,808	$ 877,252
Cost
Disposal of vessels	(39,148)
Right of use asset cost	820,660	859,808
Accumulated depreciation and impairment
Other		(349)
Fully depreciated assets		(17,095)
Ending balance		859,808	877,252
Accumulated depreciation and impairment
Cost
Disposal of vessels	3,776
Accumulated depreciation and impairment
Beginning accumulated depreciation	95,783	70,073
Charge for the period	(38,827)	(42,786)
Other		(19)
Fully depreciated assets		17,095
Ending accumulated depreciation	130,834	95,783	70,073
Vessels
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	752,025
Accumulated depreciation and impairment
Ending balance	683,181	752,025
Vessels | Gross carrying amount
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	836,246	853,690
Cost
Disposal of vessels	(38,163)
Right of use asset cost	798,083	836,246
Accumulated depreciation and impairment
Other		(349)
Fully depreciated assets		(17,095)
Ending balance		836,246	853,690
Vessels | Accumulated depreciation and impairment
Cost
Disposal of vessels	3,247
Accumulated depreciation and impairment
Beginning accumulated depreciation	84,221	63,636
Charge for the period	(33,928)	(37,661)
Other		(19)
Fully depreciated assets		17,095
Ending accumulated depreciation	114,902	84,221	63,636
Drydock
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	12,000
Accumulated depreciation and impairment
Ending balance	6,645	12,000
Drydock | Gross carrying amount
Right Of Use Asset And Accumulated Depreciation And Impairment [Roll Forward]
Beginning balance	23,562	23,562
Cost
Disposal of vessels	(985)
Right of use asset cost	22,577	23,562
Accumulated depreciation and impairment
Other		0
Fully depreciated assets		0
Ending balance		23,562	23,562
Drydock | Accumulated depreciation and impairment
Cost
Disposal of vessels	529
Accumulated depreciation and impairment
Beginning accumulated depreciation	11,562	6,437
Charge for the period	(4,899)	(5,125)
Other		0
Fully depreciated assets		0
Ending accumulated depreciation	$ 15,932	$ 11,562	$ 6,437